Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property and equipment, net
Schedule of property and equipment, net

	As of December 31
	2020	2021
	RMB	RMB

Bikes and e‑bikes	9,773,868	11,774,212
Vehicles	3,372,391	3,538,274
Computers and equipment	2,603,896	3,723,744
Leasehold improvement	522,789	644,251
Construction in progress	386,590	393,540
Others	42,417	35,057
Total	16,701,951	20,109,078
Less: Accumulated depreciation	(5,898,422)	(8,960,129)
Less: Accumulated impairment loss	(1,043,811)	(3,148,731)
Property and equipment, net	9,759,718	8,000,218